RECLAMATION OBLIGATIONS - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reclamation obligations continuity summary
Balance-January 1	$ 32,314	$ 34,898
Accretion (note 19)	1,842	1,895
Expenditures incurred	(1,141)	(2,491)
Liability adjustments-balance sheet (note 9)	3,182	(165)
Liability adjustment-income statement (note 19)	(1,593)	(1,823)
Balance- December 31	$ 34,604	$ 32,314